Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Aristocrat Leisure Ltd.	13,431	$330,135
ASX Ltd.	3,441	122,939
Australia & New Zealand Banking Group Ltd.	34,766	548,224
Brambles Ltd.	73,371	612,336
Cochlear Ltd.	1,110	170,134
Coles Group Ltd.	6,771	65,717
Commonwealth Bank of Australia	22,422	1,379,308
Computershare Ltd.	26,307	415,176
CSL Ltd.	7,326	1,082,725
Dexus.	74,370	307,162
Endeavour Group Ltd.	25,974	81,596
Goodman Group	32,967	436,216
GPT Group (The)	43,068	99,394
IDP Education Ltd.	4,218	58,277
IGO Ltd.	64,269	389,173
Insurance Australia Group Ltd.	55,500	200,218
James Hardie Industries PLC(a)	15,984	398,791
Lottery Corp. Ltd. (The)	64,602	186,478
Macquarie Group Ltd.	5,106	524,845
Medibank Pvt Ltd.	35,631	77,757
Mineral Resources Ltd.	14,874	548,214
Mirvac Group	68,931	79,977
National Australia Bank Ltd.	45,288	811,300
QBE Insurance Group Ltd.	30,303	300,488
Ramsay Health Care Ltd.	3,552	109,984
Scentre Group	97,236	150,637
Sonic Healthcare Ltd.	9,324	170,732
Stockland	77,367	174,613
Suncorp Group Ltd.	21,534	183,290
Telstra Corp. Ltd.	100,233	243,053
Transurban Group	63,381	477,163
Treasury Wine Estates Ltd.	28,860	222,342
Vicinity Ltd.	138,750	150,284
Wesfarmers Ltd.	17,427	560,693
Westpac Banking Corp.	49,839	654,474
WiseTech Global Ltd.	2,775	103,317
Woolworths Group Ltd.	14,319	320,528
Xero Ltd.(a)	2,109	144,187
		12,891,877
Austria — 0.1%
Erste Group Bank AG	12,987	465,055
Verbund AG	4,107	356,844
		821,899
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	21,201	1,206,295
Argenx SE(a)	222	104,425
D’ieteren Group	444	65,952
Elia Group SA/NV	2,256	214,221
		1,590,893
Brazil — 0.4%
Ambev SA	88,816	226,543
B3 SA - Brasil, Bolsa, Balcao	116,550	256,599
Banco Bradesco SA	60,456	147,370
Banco BTG Pactual SA	53,391	313,457
Banco do Brasil SA	67,488	647,205
BB Seguridade Participacoes SA	34,632	211,292
CCR SA	68,376	162,472
Cia. de Saneamento Basico do Estado de Sao Paulo	10,767	124,653
Hapvida Participacoes e Investimentos SA(a)(b)	40,163	29,395
Hypera SA	8,325	50,015

Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	14,073	$141,993
Lojas Renner SA	20,313	49,395
PRIO SA(a)	65,934	623,802
Suzano SA	14,541	148,734
Telefonica Brasil SA	17,316	155,378
		3,288,303
Canada — 3.5%
Agnico Eagle Mines Ltd.	11,211	525,807
Bank of Montreal	8,325	629,080
Bank of Nova Scotia (The)	19,203	777,536
BCE Inc.	19,980	741,713
Brookfield Asset Management Ltd.	4,308	123,485
Brookfield Renewable Corp., Class A	15,873	361,127
CAE Inc.(a)	32,634	681,508
Cameco Corp.	7,214	295,115
Canadian Imperial Bank of Commerce	11,100	391,492
Canadian National Railway Co.	10,545	1,115,751
Canadian Pacific Kansas City Ltd.	12,210	866,917
CCL Industries Inc., Class B, NVS	3,441	134,538
CGI Inc.(a)	2,553	246,472
Constellation Software Inc./Canada	555	1,112,605
Dollarama Inc.	10,323	704,949
Element Fleet Management Corp.	10,212	138,148
Fairfax Financial Holdings Ltd.	1,110	923,723
First Quantum Minerals Ltd.	29,415	340,868
Franco-Nevada Corp.	9,879	1,201,794
George Weston Ltd.	2,220	240,802
Great-West Lifeco Inc.	8,488	235,161
Hydro One Ltd.(b)	50,061	1,298,139
Intact Financial Corp.	3,108	436,678
Loblaw Companies Ltd.	4,884	399,454
Lundin Mining Corp.	41,403	258,554
Manulife Financial Corp.	80,475	1,400,877
Metro Inc.	4,995	253,721
Northland Power Inc.	15,318	215,286
Onex Corp.	4,218	236,397
Open Text Corp.	4,440	148,240
Pan American Silver Corp.	5,772	84,327
Pembina Pipeline Corp.	81,473	2,507,494
Power Corp. of Canada	6,216	149,758
Quebecor Inc., Class B	17,094	352,666
RB Global Inc.	6,660	435,836
Restaurant Brands International Inc.	4,218	283,329
Rogers Communications Inc., Class B, NVS	6,882	254,983
Royal Bank of Canada	19,314	1,542,613
Shopify Inc., Class A(a)	15,540	733,885
Sun Life Financial Inc.	6,660	304,196
TC Energy Corp.	22,089	760,750
TELUS Corp.	8,214	132,443
TFI International Inc.	1,443	159,633
Thomson Reuters Corp.	10,976	1,314,746
Toronto-Dominion Bank (The)	22,866	1,277,231
Wheaton Precious Metals Corp.	28,416	1,200,162
WSP Global Inc.	3,219	421,285
		28,351,274
Chile — 0.1%
Banco de Chile	1,019,535	104,722
Banco de Credito e Inversiones SA	4,455	106,522
Cia. Sud Americana de Vapores SA	4,432,785	246,152
Falabella SA	129,093	262,973
		720,369

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China — 3.4%
Agricultural Bank of China Ltd., Class H	1,110,000	$409,986
Alibaba Group Holding Ltd.(a)	233,168	2,400,482
Alibaba Health Information Technology Ltd.(a)(c)	42,000	24,741
ANTA Sports Products Ltd.	22,200	251,071
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	22,200	86,255
Baidu Inc.(a)	36,140	474,475
Bank of Beijing Co. Ltd., Class A	99,900	62,082
Bank of Chengdu Co. Ltd., Class A	33,300	56,093
Bank of China Ltd., Class H	2,220,000	775,524
Bank of Communications Co. Ltd., Class A	366,300	280,919
Bank of Communications Co. Ltd., Class H	222,000	131,314
Bank of Jiangsu Co. Ltd., Class A	210,900	198,304
Bank of Shanghai Co. Ltd., Class A	233,100	192,787
Beijing Enterprises Water Group Ltd.	444,000	93,686
BOC Aviation Ltd.(b)	11,100	68,266
BYD Co. Ltd., Class H	20,500	623,407
CGN Power Co. Ltd., Class H(b)	1,776,000	426,786
China Cinda Asset Management Co. Ltd., Class H	2,331,000	226,673
China CITIC Bank Corp. Ltd., Class H	999,000	445,662
China Conch Venture Holdings Ltd.	333,000	275,782
China Construction Bank Corp., Class A	122,100	104,268
China Construction Bank Corp., Class H	1,554,000	878,877
China Everbright Bank Co. Ltd., Class A	532,800	215,524
China Everbright Bank Co. Ltd., Class H	336,000	95,843
China Galaxy Securities Co. Ltd., Class H	388,500	198,837
China Life Insurance Co. Ltd., Class H	222,000	300,676
China Merchants Bank Co. Ltd., Class A	44,400	186,179
China Merchants Bank Co. Ltd., Class H	55,500	210,528
China Merchants Energy Shipping Co. Ltd., Class A	166,500	145,810
China Merchants Port Holdings Co. Ltd.	222,000	282,591
China Minsheng Banking Corp. Ltd., Class A	277,560	140,625
China Minsheng Banking Corp. Ltd., Class H	1,022,500	339,941
China National Nuclear Power Co. Ltd., Class A	355,298	359,202
China Oilfield Services Ltd., Class H	444,000	524,950
China Pacific Insurance Group Co. Ltd., Class H	88,800	218,747
China Resources Beer Holdings Co. Ltd.	14,000	74,083
China Resources Land Ltd.	6,000	22,459
China Ruyi Holdings Ltd.(a)	444,000	102,243
China Taiping Insurance Holdings Co. Ltd.	88,800	82,031
China Tower Corp. Ltd., Class H(b)	2,220,000	207,017
China Vanke Co. Ltd., Class H	55,500	51,923
China Yangtze Power Co. Ltd., Class A	77,700	238,904
China Zheshang Bank Co. Ltd., Class A	360,750	125,370
Chongqing Rural Commercial Bank Co. Ltd., Class A	144,300	83,551
CITIC Ltd.	333,000	283,029
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	177,600	348,818
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	222,000	235,438
COSCO Shipping Holdings Co. Ltd., Class H	55,500	56,446
COSCO SHIPPING Ports Ltd.	222,000	133,931
Dong-E-E-Jiao Co. Ltd., Class A	11,100	70,183
Far East Horizon Ltd.	111,000	78,104
Focus Media Information Technology Co. Ltd., Class A	122,100	115,035
Ganfeng Lithium Co. Ltd., Class H(b)	33,080	118,816
Great Wall Motor Co. Ltd., Class H	111,000	155,166
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,100	42,091
H World Group Ltd., ADR(a)	1,998	75,245
Huaxia Bank Co. Ltd., Class A	122,100	93,164
Huizhou Desay Sv Automotive Co. Ltd., Class A	11,100	189,912

Security	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class H	999,000	$478,765
Industrial Bank Co. Ltd., Class A	99,998	205,504
JD Health International Inc.(a)(b)	27,750	126,048
Jiangsu Expressway Co. Ltd., Class H	222,000	201,830
KE Holdings Inc., ADR	5,772	84,906
Kingsoft Corp. Ltd.	22,200	77,466
Kuaishou Technology(a)(b)	22,200	142,965
Kweichow Moutai Co. Ltd., Class A	800	183,633
Li Auto Inc.(a)(c)	33,780	571,342
Li Ning Co. Ltd.	55,500	170,074
Meituan, Class B(a)(b)	67,200	952,560
Muyuan Foods Co. Ltd., Class A	13,936	71,628
NetEase Inc.	44,400	950,229
New China Life Insurance Co. Ltd., Class H	155,400	340,895
Nongfu Spring Co. Ltd., Class H(b)	44,400	252,891
People’s Insurance Co. Group of China Ltd. (The), Class H	999,000	329,629
PICC Property & Casualty Co. Ltd., Class H	90,000	102,776
Pinduoduo Inc., ADR(a)	7,659	776,776
Ping An Insurance Group Co. of China Ltd., Class H	134,500	682,248
Qifu Technology Inc.	11,100	164,169
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	88,800	204,905
Shanghai Pudong Development Bank Co. Ltd., Class A	66,600	61,889
Shanghai Putailai New Energy Technology Co. Ltd., Class A	16,410	55,948
Shenzhen Capchem Technology Co. Ltd., Class A	11,100	66,758
Shenzhen International Holdings Ltd.	444,000	292,651
Shenzhou International Group Holdings Ltd.	22,200	218,059
Sichuan Chuantou Energy Co. Ltd., Class A	66,600	133,429
Sunny Optical Technology Group Co. Ltd.	11,100	92,995
Tencent Holdings Ltd.	88,800	3,286,375
Tianqi Lithium Corp., Class A	22,200	166,480
Trip.com Group Ltd.(a)	8,910	303,667
Weihai Guangwei Composites Co. Ltd., Class A	18,180	63,460
WuXi AppTec Co. Ltd., Class H(b)(c)	13,100	157,417
Wuxi Biologics Cayman Inc.(a)(b)	55,500	345,084
XPeng Inc.(a)	17,100	124,262
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,200	86,515
Yintai Gold Co. Ltd., Class A	44,400	81,871
Yum China Holdings Inc.	1,665	87,512
Zhejiang Expressway Co. Ltd., Class H	444,000	334,214
Zhuzhou CRRC Times Electric Co. Ltd.	22,200	71,648
ZTO Express Cayman Inc., ADR	6,660	156,976
		27,948,301
Colombia — 0.1%
Bancolombia SA	29,082	207,375
Interconexion Electrica SA ESP	92,685	326,514
		533,889
Czech Republic — 0.0%
Komercni Banka AS	7,770	227,727

Denmark — 0.8%
Carlsberg A/S, Class B	1,170	139,433
Chr Hansen Holding A/S	3,885	265,111
Coloplast A/S, Class B	1,584	165,186
DSV A/S	3,108	464,462
Genmab A/S(a)	619	174,981
Novo Nordisk A/S	48,174	4,647,645
Novozymes A/S, Class B	4,329	194,558
Pandora A/S	888	100,717

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S(a)	18,537	$401,785
		6,553,878
Egypt — 0.0%
Commercial International Bank Egypt SAE	80,520	110,240
Eastern Co. SAE	225,240	134,251
Egyptian Financial Group-Hermes Holding Co.(a)	283,950	107,467
		351,958
Finland — 0.1%
Kesko OYJ, Class B	6,660	112,631
Kone OYJ, Class B	2,997	129,780
Nokia OYJ	60,384	201,120
Sampo OYJ, Class A	3,219	126,599
		570,130
France — 2.4%
Aeroports de Paris	1,554	174,512
AXA SA	39,405	1,167,587
BioMerieux	555	53,287
BNP Paribas SA	16,539	951,059
Bureau Veritas SA	7,326	166,870
Capgemini SE	1,776	313,870
Covivio	4,107	176,003
Credit Agricole SA	6,882	83,099
Dassault Systemes SE	6,105	251,486
Edenred	3,030	161,291
Eiffage SA	1,998	181,320
EssilorLuxottica SA	4,551	824,111
Eurofins Scientific SE	2,220	112,633
Gecina SA	1,286	126,273
Getlink SE	11,988	193,590
Hermes International	555	1,035,533
Ipsen SA	666	78,716
Kering SA	1,221	496,583
Klepierre SA	20,646	501,363
Legrand SA	7,293	630,891
L’Oreal SA	3,885	1,632,984
LVMH Moet Hennessy Louis Vuitton SE	3,996	2,860,858
Orange SA	25,822	303,719
Pernod Ricard SA	3,552	630,751
Publicis Groupe SA	7,437	566,278
Sanofi	17,094	1,552,242
Schneider Electric SE	10,767	1,656,582
Societe Generale SA	17,094	384,132
Teleperformance	2,442	280,932
Thales SA	1,998	294,860
Unibail-Rodamco-Westfield, New(a)	13,946	691,013
Vinci SA	10,212	1,129,186
Wendel SE	666	49,888
Worldline SA/France(a)(b)	5,550	70,573
		19,784,075
Germany — 1.6%
Allianz SE, Registered	6,882	1,612,057
Bayer AG, Registered	15,540	671,461
Bayerische Motoren Werke AG	9,879	918,790
Commerzbank AG	11,211	120,917
Delivery Hero SE(a)(b)	2,664	68,081
Deutsche Bank AG, Registered	38,961	428,748
Deutsche Boerse AG	2,220	365,404
Deutsche Post AG, Registered	12,765	498,390
Deutsche Telekom AG, Registered	48,396	1,050,370
Fresenius SE & Co. KGaA	6,882	177,028
Hannover Rueck SE	1,110	245,103

Security	Shares	Value

Germany (continued)
HelloFresh SE(a)	5,994	$131,108
Infineon Technologies AG	19,647	573,893
LEG Immobilien SE(a)	1,776	111,021
Mercedes-Benz Group AG	14,208	835,917
Merck KGaA	2,109	318,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,553	1,024,539
Rational AG	111	63,301
Rheinmetall AG	333	95,602
SAP SE	14,874	1,995,084
Siemens AG, Registered	8,214	1,089,988
Symrise AG, Class A	2,109	215,517
Vonovia SE	22,533	518,757
		13,129,616
Hong Kong — 0.6%
AIA Group Ltd.	155,400	1,349,463
Budweiser Brewing Co. APAC Ltd.(b)	55,500	105,469
CK Asset Holdings Ltd.	55,500	277,407
Futu Holdings Ltd., ADR(a)	1,221	67,705
Galaxy Entertainment Group Ltd.	46,000	258,587
Hong Kong Exchanges & Clearing Ltd.	20,900	731,137
Link REIT	54,000	247,814
Power Assets Holdings Ltd.	55,500	265,336
Sands China Ltd.(a)	44,400	119,527
Sino Land Co. Ltd.	38,000	37,937
Sun Hung Kai Properties Ltd.	89,000	913,914
Techtronic Industries Co. Ltd.	26,500	241,932
		4,616,228
India — 1.4%
Adani Ports & Special Economic Zone Ltd.	25,389	239,515
Apollo Hospitals Enterprise Ltd.	2,109	122,118
Asian Paints Ltd.	11,544	415,829
Avenue Supermarts Ltd.(a)(b)	5,772	252,011
Axis Bank Ltd.	38,588	455,331
Bandhan Bank Ltd.(b)	21,680	55,825
Bharat Electronics Ltd.	402,042	644,108
Bharti Airtel Ltd.	53,058	582,715
DLF Ltd.	30,747	208,292
Godrej Consumer Products Ltd.(a)	8,214	97,870
HCL Technologies Ltd.	21,978	337,108
Hindustan Unilever Ltd.	15,873	473,704
ICICI Bank Ltd.	53,788	591,765
ICICI Bank Ltd., ADR, NVS	9,248	205,213
Indian Hotels Co. Ltd. (The), Class A	53,391	245,906
Indian Railway Catering & Tourism Corp. Ltd.	9,435	75,414
Infosys Ltd.	50,949	837,895
ITC Ltd.	144,189	742,219
Jio Financial Services Ltd., NVS(a)	35,187	92,554
Kotak Mahindra Bank Ltd.	6,993	146,187
Nestle India Ltd.	666	193,932
PI Industries Ltd.	5,883	240,271
Pidilite Industries Ltd.	7,963	235,108
Power Grid Corp. of India Ltd.	358,752	871,314
Reliance Industries Ltd.	35,187	967,564
SRF Ltd.	2,997	79,027
State Bank of India	15,318	104,087
Sun Pharmaceutical Industries Ltd.	16,317	213,331
Tata Consultancy Services Ltd.	18,759	759,432
Tata Elxsi Ltd.	666	61,007
Tech Mahindra Ltd.	14,652	199,679
Titan Co. Ltd.	4,773	182,977

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
United Spirits Ltd.(a)	13,431	$166,561
Varun Beverages Ltd.	22,866	249,579
Wipro Ltd.	22,977	105,481
		11,450,929
Indonesia — 0.2%
Bank Central Asia Tbk PT	444,000	244,609
Bank Mandiri Persero Tbk PT	732,600	261,723
Bank Negara Indonesia Persero Tbk PT	133,200	40,198
Bank Rakyat Indonesia Persero Tbk PT	899,237	281,177
Merdeka Copper Gold Tbk PT(a)	2,974,835	417,237
Sumber Alfaria Trijaya Tbk PT	521,700	94,914
Telkom Indonesia Persero Tbk PT	1,764,900	386,894
Unilever Indonesia Tbk PT	366,300	83,475
		1,810,227
Ireland — 0.1%
AIB Group PLC	56,943	247,219
Bank of Ireland Group PLC	26,529	237,745
Flutter Entertainment PLC, Class DI(a)	3,996	627,601
		1,112,565
Israel — 0.3%
Azrieli Group Ltd.	2,997	129,042
Bank Hapoalim BM	47,841	342,204
Bank Leumi Le-Israel BM	46,888	302,002
Check Point Software Technologies Ltd.(a)	3,330	447,052
Elbit Systems Ltd.	444	82,585
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	37,684	165,634
Mizrahi Tefahot Bank Ltd.	6,549	202,702
Nice Ltd.(a)	999	153,142
Teva Pharmaceutical Industries Ltd., ADR(a)	42,069	360,952
Wix.com Ltd.(a)	777	62,082
		2,247,398
Italy — 0.8%
Ferrari NV	4,884	1,478,406
Intesa Sanpaolo SpA	309,690	806,987
Moncler SpA	4,551	236,366
Poste Italiane SpA(b)	30,525	302,205
Tenaris SA, NVS	122,988	1,948,299
Terna - Rete Elettrica Nazionale	73,482	562,654
UniCredit SpA	39,516	990,651
		6,325,568
Japan — 5.6%
Advantest Corp.	25,200	649,117
Asahi Intecc Co. Ltd.	11,100	186,509
Astellas Pharma Inc.	33,900	428,831
Bandai Namco Holdings Inc.	4,500	93,233
BayCurrent Consulting Inc.	4,400	110,470
Capcom Co. Ltd.	11,100	357,301
Central Japan Railway Co.	35,500	799,048
Chiba Bank Ltd. (The)	11,100	82,679
Chugai Pharmaceutical Co. Ltd.	22,200	658,376
Concordia Financial Group Ltd.	66,600	309,450
Dai-ichi Life Holdings Inc.	22,200	468,975
Daiichi Sankyo Co. Ltd.	33,300	858,614
Daikin Industries Ltd.	1,200	173,015
Daiwa House Industry Co. Ltd.	11,100	305,313
Daiwa Securities Group Inc.	22,200	128,016
Disco Corp.	3,800	671,076
East Japan Railway Co.	11,100	576,504
FANUC Corp.	33,300	826,386
Fast Retailing Co. Ltd.	3,000	664,189

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	3,300	$427,507
Hikari Tsushin Inc.	1,900	274,118
Hirose Electric Co. Ltd.	2,100	237,928
Hoya Corp.	11,100	1,068,581
Hulic Co. Ltd.	44,400	407,065
Japan Post Holdings Co. Ltd.	133,200	1,178,980
Japan Post Insurance Co. Ltd.	11,100	213,742
Japan Tobacco Inc.	44,400	1,033,581
KDDI Corp.	33,300	996,160
Keisei Electric Railway Co. Ltd.	11,100	418,133
Keyence Corp.	3,700	1,432,338
Konami Group Corp.	8,000	414,417
Lasertec Corp.	1,700	280,806
M3 Inc.	1,600	24,642
Makita Corp.	11,100	286,900
MISUMI Group Inc.	11,100	168,039
Mitsubishi Estate Co. Ltd.	44,400	568,334
Mitsubishi HC Capital Inc.	133,200	878,085
Mitsubishi UFJ Financial Group Inc.	188,700	1,583,032
Mitsui Fudosan Co. Ltd.	33,300	721,773
Mizuho Financial Group Inc.	44,400	753,840
MS&AD Insurance Group Holdings Inc.	11,100	406,710
Murata Manufacturing Co. Ltd.	33,300	570,408
Nexon Co. Ltd.	11,100	203,677
Nidec Corp.	4,100	150,392
Nintendo Co. Ltd.	20,100	830,420
Nippon Paint Holdings Co. Ltd.	33,300	223,879
Nippon Telegraph & Telephone Corp.	832,500	979,665
Nissan Chemical Corp.	11,100	452,715
Nomura Holdings Inc.	133,200	514,606
Nomura Real Estate Holdings Inc.	11,100	259,252
Nomura Research Institute Ltd.	11,100	291,374
NTT Data Corp.	11,100	136,862
Olympus Corp.	22,200	296,489
Omron Corp.	2,700	96,733
Ono Pharmaceutical Co. Ltd.	11,100	191,691
Oriental Land Co. Ltd.	33,300	1,077,101
ORIX Corp.	44,400	807,473
Pan Pacific International Holdings Corp.	11,100	214,961
Recruit Holdings Co. Ltd.	22,200	636,534
Renesas Electronics Corp.(a)	55,500	729,027
Resona Holdings Inc.	88,800	474,487
SBI Holdings Inc.	33,300	716,447
Secom Co. Ltd.	11,100	770,948
Shimano Inc.	600	86,344
Shin-Etsu Chemical Co. Ltd.	44,400	1,327,709
Shionogi & Co. Ltd.	2,500	116,412
Shiseido Co. Ltd.	11,100	352,042
Shizuoka Financial Group Inc., NVS	11,100	94,392
SMC Corp.	2,300	1,062,055
SoftBank Corp.	44,400	502,024
SoftBank Group Corp.	22,200	909,180
Sompo Holdings Inc.	6,300	272,916
Sony Group Corp.	22,200	1,845,682
Sumitomo Mitsui Financial Group Inc.	22,200	1,070,217
Sumitomo Realty & Development Co. Ltd.	33,300	835,628
Sysmex Corp.	7,700	368,852
Takeda Pharmaceutical Co. Ltd.	33,375	905,955
Terumo Corp.	11,100	303,676
Tokio Marine Holdings Inc.	33,300	744,995
Tokyo Electron Ltd.	7,800	1,030,674
Toyota Motor Corp.	11,100	194,181

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	22,200	$388,031
Yokogawa Electric Corp.	11,100	201,523
Z Holdings Corp.	55,500	141,496
		45,500,938
Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	12,434	1

Kuwait — 0.1%
Agility Public Warehousing Co. KSC(a)	271,617	462,472
Kuwait Finance House KSCP	80,747	178,643
Mobile Telecommunications Co. KSCP	93,351	145,223
National Bank of Kuwait SAKP	116,784	331,054
		1,117,392
Malaysia — 0.1%
Dialog Group Bhd.	1,098,900	495,814

Mexico — 0.2%
America Movil SAB de CV	288,601	238,353
Fibra Uno Administracion SA de CV	210,900	320,170
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,100	129,483
Grupo Carso SAB de CV, Series A1	32,100	204,682
Grupo Financiero Banorte SAB de CV, Class O	22,201	180,179
Grupo Mexico SAB de CV, Series B	122,100	497,976
Wal-Mart de Mexico SAB de CV	66,600	238,377
		1,809,220
Netherlands — 1.0%
Adyen NV(a)(b)	333	224,604
AerCap Holdings NV(a)	11,988	744,695
ASM International NV	444	183,230
ASML Holding NV	5,550	3,336,219
Davide Campari-Milano NV	14,541	160,733
EXOR NV, NVS	7,326	628,784
Ferrovial SE	10,767	324,044
Heineken NV	2,886	259,288
ING Groep NV	3,279	42,039
Koninklijke Ahold Delhaize NV	5,550	164,345
NN Group NV	4,440	142,401
Prosus NV(a)	31,935	893,081
Wolters Kluwer NV	6,105	783,308
		7,886,771
Norway — 0.4%
Adevinta ASA(a)	24,642	216,592
DNB Bank ASA	57,054	1,029,360
Gjensidige Forsikring ASA	37,962	569,307
Mowi ASA	38,022	617,844
Orkla ASA	555	3,825
Salmar ASA	9,657	457,886
Telenor ASA	71,151	727,333
		3,622,147
Peru — 0.1%
Southern Copper Corp.	9,879	700,421

Philippines — 0.1%
International Container Terminal Services Inc.	61,050	216,302
PLDT Inc.	2,775	59,296
SM Investments Corp.	9,990	141,192
SM Prime Holdings Inc.	259,900	137,416
		554,206
Portugal — 0.0%
Jeronimo Martins SGPS SA	3,774	87,009

Security	Shares	Value

Qatar — 0.2%
Barwa Real Estate Co.	585,303	$406,707
Commercial Bank PSQC (The)	20,091	28,246
Mesaieed Petrochemical Holding Co.	1,202,574	525,306
Ooredoo QPSC	161,061	436,876
Qatar Islamic Bank SAQ	17,871	85,284
Qatar National Bank QPSC	51,948	212,146
		1,694,565
Russia — 0.0%
Alrosa PJSC(d)	184,910	20
Magnit PJSC(d)	4,127	—
Mobile TeleSystems PJSC(d)	73,304	8
Moscow Exchange MICEX-RTS PJSC(d)	152,460	16
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(d)	292,860	32
TCS Group Holding PLC, GDR(a)(d)	4,185	—
United Co. RUSAL International PJSC(a)(d)	509,950	55
VK Co. Ltd.(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	22,490,000	2
Yandex NV(a)(d)	9,920	1
		138
Saudi Arabia — 0.7%
Al Rajhi Bank	30,553	546,916
Alinma Bank	19,425	170,486
Arab National Bank	32,301	204,572
Arabian Internet & Communications Services Co.	3,552	296,476
Bank AlBilad	6,105	60,611
Bank Al-Jazira(a)	12,432	54,248
Banque Saudi Fransi	16,650	159,106
Dallah Healthcare Co.	4,107	162,020
Dar Al Arkan Real Estate Development Co.(a)	110,223	443,642
Dr Sulaiman Al Habib Medical Services Group Co.	6,993	469,709
Elm Co.	1,550	289,706
Etihad Etisalat Co.	23,310	286,435
Jarir Marketing Co.	19,980	77,117
Mouwasat Medical Services Co.	3,996	106,515
Nahdi Medical Co.	8,658	327,360
Riyad Bank	43,179	305,577
Saudi Awwal Bank	24,975	223,004
Saudi Investment Bank (The)	14,985	58,739
Saudi National Bank (The)	55,775	499,083
Saudi Research & Media Group(a)	3,219	120,949
Saudi Tadawul Group Holding Co.	2,331	103,397
Saudi Telecom Co.	78,144	800,516
Yanbu National Petrochemical Co.	20,646	208,671
		5,974,855
Singapore — 0.4%
CapitaLand Ascendas REIT	61,902	117,617
CapitaLand Integrated Commercial Trust	144,300	185,457
Capitaland Investment Ltd/Singapore	111,000	238,337
City Developments Ltd.	122,100	563,590
DBS Group Holdings Ltd.	8,500	204,198
Genting Singapore Ltd.	754,800	474,207
Keppel Corp. Ltd.	66,600	302,320
Keppel REIT	13,320	7,735
Oversea-Chinese Banking Corp. Ltd.(c)	37,200	344,885
Sea Ltd., ADR(a)	2,886	120,346
Seatrium Ltd.(a)	1,271,522	104,136
Singapore Telecommunications Ltd.	244,200	424,340
United Overseas Bank Ltd.	5,100	100,596
		3,187,764

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa — 0.3%
Absa Group Ltd.	23,199	$211,683
Capitec Bank Holdings Ltd.	1,443	128,217
FirstRand Ltd.	115,662	381,302
Growthpoint Properties Ltd.	239,094	124,310
MTN Group Ltd.	31,524	153,886
Naspers Ltd., Class N	3,996	623,779
Nedbank Group Ltd.	18,266	196,572
Old Mutual Ltd.	162,837	103,534
Sanlam Ltd.	43,197	151,511
Standard Bank Group Ltd.	15,873	155,762
		2,230,556
South Korea — 1.4%
Amorepacific Corp.	1,332	125,030
Celltrion Healthcare Co. Ltd.	2,494	123,367
Celltrion Inc.	1,604	178,130
DB Insurance Co. Ltd.	1,776	115,545
Ecopro BM Co. Ltd.	888	129,912
Hana Financial Group Inc.	13,875	403,440
Hotel Shilla Co. Ltd.	1,443	66,769
Industrial Bank of Korea	76,368	632,020
Kakao Corp.	10,878	306,605
Kangwon Land Inc.	13,875	151,079
KB Financial Group Inc.	11,655	444,268
Korea Investment Holdings Co. Ltd.	14,430	539,445
Krafton Inc.(a)	333	40,537
KT&G Corp.	7,215	455,146
L&F Co. Ltd.	444	43,189
LG Energy Solution(a)	888	254,562
LG H&H Co. Ltd.	222	52,047
Meritz Financial Group Inc.	6,327	235,476
Mirae Asset Securities Co. Ltd.	59,385	290,909
NAVER Corp.	3,330	465,544
NCSoft Corp.	555	95,886
NH Investment & Securities Co. Ltd.	25,641	183,959
Samsung Biologics Co. Ltd.(a)(b)	333	175,060
Samsung Electronics Co. Ltd.	68,598	3,414,457
Samsung Life Insurance Co. Ltd.	2,331	124,800
Samsung SDI Co. Ltd.	777	246,025
Samsung SDS Co. Ltd.	777	79,646
Shinhan Financial Group Co. Ltd.	17,871	459,360
SK Hynix Inc.	6,105	530,171
SK IE Technology Co. Ltd.(a)(b)	4,662	205,570
SK Square Co. Ltd.(a)	7,215	227,979
Woori Financial Group Inc.	66,822	590,222
		11,386,155
Spain — 0.9%
Aena SME SA(b)	3,663	531,504
Amadeus IT Group SA	13,875	791,885
Banco Bilbao Vizcaya Argentaria SA	110,112	866,276
Banco Santander SA	272,394	1,001,847
Cellnex Telecom SA(b)	3,663	107,678
Corp. ACCIONA Energias Renovables SA	9,879	267,387
EDP Renovaveis SA	63,707	1,024,851
Enagas SA	7,009	117,251
Grifols SA(a)	5,661	63,524
Iberdrola SA	85,127	946,784
Industria de Diseno Textil SA	21,645	747,142
Redeia Corp. SA	9,559	149,072
Telefonica SA	124,653	481,489
		7,096,690

Security	Shares	Value

Sweden — 0.7%
Alfa Laval AB	4,884	$158,275
Assa Abloy AB, Class B	13,542	288,649
Atlas Copco AB, Class A	31,968	413,954
Atlas Copco AB, Class B	77,418	869,655
Epiroc AB, Class A	11,433	188,355
Evolution AB(b)	3,108	276,940
Getinge AB, Class B	2,997	53,955
Hexagon AB, Class B	61,938	504,772
Industrivarden AB, Class C	15,096	389,315
Investor AB, Class B	38,850	713,173
Nibe Industrier AB, Class B	28,638	164,937
Nordea Bank Abp.	36,963	389,302
Sandvik AB	13,875	236,333
Svenska Cellulosa AB SCA, Class B	14,319	196,477
Svenska Handelsbanken AB, Class A	8,436	71,923
Swedbank AB, Class A	4,218	69,274
Tele2 AB, Class B	17,205	122,184
Telefonaktiebolaget LM Ericsson, Class B	48,063	215,309
		5,322,782
Switzerland — 2.3%
ABB Ltd., Registered	28,083	943,524
Alcon Inc.	5,106	365,468
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	18	199,282
Cie. Financiere Richemont SA, Class A, Registered	7,770	916,669
DSM-Firmenich AG	2,825	256,103
EMS-Chemie Holding AG, Registered	666	455,584
Geberit AG, Registered	444	206,732
Givaudan SA, Registered	160	532,563
Julius Baer Group Ltd.	2,664	157,873
Logitech International SA, Registered	1,998	157,265
Lonza Group AG, Registered	666	233,236
Nestle SA, Registered	28,416	3,064,345
Novartis AG, Registered	31,635	2,961,655
Roche Holding AG, NVS	8,769	2,259,855
Sandoz Group AG(a)	6,327	164,496
Schindler Holding AG, Participation Certificates, NVS	1,110	224,578
SGS SA	2,775	226,636
Sika AG, Registered	3,219	770,337
Sonova Holding AG, Registered	555	131,542
STMicroelectronics NV	12,654	482,372
Straumann Holding AG	1,998	236,132
Swatch Group AG (The), Bearer	333	85,240
Swiss Life Holding AG, Registered	555	356,466
Swiss Re AG	4,107	448,742
Swisscom AG, Registered	111	66,510
Temenos AG, Registered	1,665	119,956
UBS Group AG, Registered	55,794	1,310,960
VAT Group AG(b)	888	314,902
Zurich Insurance Group AG	1,776	843,587
		18,492,610
Taiwan — 1.4%
Airtac International Group	10,000	328,776
Catcher Technology Co. Ltd.	111,000	622,698
Cathay Financial Holding Co. Ltd.	555,103	753,302
Chailease Holding Co. Ltd.	36,720	199,190
China Development Financial Holding Corp.(a)	555,542	194,195
Chunghwa Telecom Co. Ltd.	111,000	396,996
CTBC Financial Holding Co. Ltd.	444,400	334,679
Delta Electronics Inc.	35,000	315,416
E Ink Holdings Inc.	18,000	93,656

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Fubon Financial Holding Co. Ltd.	246,538	$458,461
Hotai Motor Co. Ltd.	1,020	19,032
Largan Precision Co. Ltd.	4,000	256,187
MediaTek Inc.	25,000	652,484
Shin Kong Financial Holding Co. Ltd.(a)	888,675	238,741
SinoPac Financial Holdings Co. Ltd.	86,658	47,793
Taiwan Semiconductor Manufacturing Co. Ltd.	354,000	5,781,707
United Microelectronics Corp.	222,000	319,261
Yageo Corp.	12,000	195,642
Yuanta Financial Holding Co. Ltd.	466,390	350,407
		11,558,623
Thailand — 0.2%
Airports of Thailand PCL, NVDR(a)	355,200	659,470
Bangkok Expressway & Metro PCL, NVDR	466,200	102,414
Bumrungrad Hospital PCL, NVDR	35,800	258,744
Energy Absolute PCL, NVDR	154,700	180,824
		1,201,452
Turkey — 0.1%
Akbank TAS	135,919	141,394
Aselsan Elektronik Sanayi Ve Ticaret AS	293,706	428,748
Hektas Ticaret TAS(a)	29,859	23,168
Turkiye Is Bankasi AS, Class C	280,497	208,497
Yapi ve Kredi Bankasi AS	84,360	51,486
		853,293
United Arab Emirates — 0.2%
Emaar Properties PJSC	428,127	779,955
Emirates NBD Bank PJSC	34,521	159,306
Emirates Telecommunications Group Co. PJSC	63,603	319,660
Multiply Group(a)	527,028	488,348
		1,747,269
United Kingdom — 3.3%
3i Group PLC	58,751	1,385,206
Admiral Group PLC	3,219	95,645
Antofagasta PLC	40,959	669,742
Ashtead Group PLC	16,983	974,016
AstraZeneca PLC	21,090	2,640,544
BAE Systems PLC	32,079	431,346
Barclays PLC	267,066	428,653
Berkeley Group Holdings PLC	3,286	161,529
British American Tobacco PLC	56,277	1,681,129
BT Group PLC	187,479	257,489
Bunzl PLC	6,549	233,643
Burberry Group PLC	7,992	164,716
Coca-Cola Europacific Partners PLC	1,554	90,925
Compass Group PLC	30,969	780,771
Croda International PLC	3,774	201,140
Diageo PLC	41,625	1,574,090
Entain PLC	5,994	68,046
Experian PLC	14,805	449,166
GSK PLC	65,268	1,163,517
Haleon PLC	75,813	303,865
Halma PLC	5,772	129,803
HSBC Holdings PLC	271,284	1,958,783
Imperial Brands PLC	49,728	1,059,413
Informa PLC	34,854	301,992
Intertek Group PLC	2,886	134,411
Land Securities Group PLC	22,644	156,961
Legal & General Group PLC	130,592	336,471
Lloyds Banking Group PLC	1,072,926	522,192
London Stock Exchange Group PLC	4,662	470,373
National Grid PLC	56,721	676,283

Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC, NVS	61,844	$134,561
Ocado Group PLC(a)	3,996	22,678
Pearson PLC	15,873	183,741
Prudential PLC	40,380	422,229
Reckitt Benckiser Group PLC	10,989	735,240
RELX PLC	36,630	1,279,401
Rentokil Initial PLC	24,975	127,185
Sage Group PLC (The)	111	1,311
Severn Trent PLC	13,542	437,167
Smith & Nephew PLC	13,209	147,823
Smiths Group PLC	13,209	259,103
SSE PLC	20,757	412,515
Standard Chartered PLC	25,899	198,576
Unilever PLC	37,032	1,753,858
United Utilities Group PLC	46,065	595,784
Vodafone Group PLC	444,999	409,638
Whitbread PLC	4,551	184,535
WPP PLC	28,749	247,564
		27,054,769
United States — 62.0%
3M Co.	5,883	535,059
A O Smith Corp.	3,885	271,018
Abbott Laboratories	24,975	2,361,386
AbbVie Inc.	25,419	3,588,654
Accenture PLC, Class A	8,769	2,605,182
Adobe Inc.(a)	6,548	3,483,929
Advanced Micro Devices Inc.(a)	23,643	2,328,836
Aflac Inc.	9,884	772,039
Agilent Technologies Inc.	4,551	470,437
Air Products and Chemicals Inc.	666	188,105
Airbnb Inc., Class A(a)	8,214	971,634
Akamai Technologies Inc.(a)	3,552	367,028
Albemarle Corp.	3,330	422,177
Alexandria Real Estate Equities Inc.	1,998	186,074
Align Technology Inc.(a)	1,221	225,384
Allegion PLC	3,572	351,342
Allstate Corp. (The)	3,552	455,118
Alnylam Pharmaceuticals Inc.(a)	1,443	219,047
Alphabet Inc., Class A(a)	84,027	10,426,070
Alphabet Inc., Class C, NVS(a)	72,173	9,043,277
Altria Group Inc.	44,844	1,801,383
Amazon.com Inc.(a)	126,540	16,841,209
AMERCO	3,996	188,651
American Express Co.	8,436	1,231,909
American International Group Inc.	21,645	1,327,055
American Tower Corp.	6,993	1,246,083
American Water Works Co. Inc.	10,878	1,279,797
Ameriprise Financial Inc.	1,666	524,074
AMETEK Inc.	9,879	1,390,667
Amgen Inc.	8,103	2,071,937
Amphenol Corp., Class A	11,166	899,421
Analog Devices Inc.	7,770	1,222,454
Annaly Capital Management Inc.	24,006	374,734
Ansys Inc.(a)	333	92,661
Aon PLC, Class A	2,886	892,928
Apollo Global Management Inc.	5,328	412,600
Apple Inc.	219,669	37,512,875
Applied Materials Inc.	6,771	896,142
Arch Capital Group Ltd.(a)	4,112	356,428
Arista Networks Inc.(a)	3,108	622,750
Arthur J Gallagher & Co.	2,109	496,648
Aspen Technology Inc.(a)	444	78,921

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Assurant Inc.	786	$117,035
AT&T Inc.	114,440	1,762,376
Autodesk Inc.(a)	2,775	548,423
Automatic Data Processing Inc.	9,657	2,107,351
AutoZone Inc.(a)	222	549,923
AvalonBay Communities Inc.	2,220	367,943
Avantor Inc.(a)	9,435	164,452
Avery Dennison Corp.	2,442	425,079
Axon Enterprise Inc.(a)	3,885	794,444
Baker Hughes Co., Class A	71,007	2,444,061
Bank of America Corp.	94,239	2,482,255
Bank of New York Mellon Corp. (The)	10,545	448,163
Bath & Body Works Inc.	4,440	131,646
Baxter International Inc.	6,105	197,985
Becton Dickinson and Co.	3,996	1,010,109
Berkshire Hathaway Inc., Class B(a)	16,428	5,607,369
Biogen Inc.(a)	2,553	606,440
BioMarin Pharmaceutical Inc.(a)	2,553	207,942
Bio-Techne Corp.	2,331	127,343
BlackRock Inc.(e)	1,690	1,034,753
Blackstone Inc., NVS	10,101	932,827
Block Inc.(a)	4,444	178,871
Booking Holdings Inc.(a)	666	1,857,847
Booz Allen Hamilton Holding Corp., Class A	3,219	386,055
Boston Properties Inc.	2,442	130,818
Boston Scientific Corp.(a)	21,201	1,085,279
Bristol-Myers Squibb Co.	37,407	1,927,583
Broadcom Inc.	6,327	5,323,348
Broadridge Financial Solutions Inc.	3,175	541,782
Brown & Brown Inc.	1,887	130,996
Brown-Forman Corp., Class B	9,813	551,098
Burlington Stores Inc.(a)	777	94,040
Cadence Design Systems Inc.(a)	3,552	851,947
Caesars Entertainment Inc.(a)	1,110	44,278
Capital One Financial Corp.	4,884	494,700
Carlyle Group Inc. (The)	5,217	143,676
Carrier Global Corp.	10,767	513,155
Catalent Inc.(a)	3,219	110,701
Cboe Global Markets Inc.	1,554	254,685
CDW Corp./DE	1,665	333,666
Centene Corp.(a)	3,663	252,674
Charles River Laboratories International Inc.(a)	555	93,440
Charles Schwab Corp. (The)	18,981	987,771
Charter Communications Inc., Class A(a)	1,887	760,084
Chewy Inc., Class A(a)	2,775	53,641
Chipotle Mexican Grill Inc., Class A(a)	444	862,337
Chubb Ltd.	5,883	1,262,609
Church & Dwight Co. Inc.	4,107	373,491
Cigna Group (The)	4,329	1,338,527
Cintas Corp.	1,665	844,355
Cisco Systems Inc.	70,152	3,657,024
Citigroup Inc.	28,749	1,135,298
Citizens Financial Group Inc.	14,097	330,293
Clarivate PLC(a)	9,546	60,903
Cloudflare Inc., Class A(a)	1,887	106,974
CME Group Inc.	4,773	1,018,845
Coca-Cola Co. (The)	63,048	3,561,582
Cognex Corp.	2,886	103,867
Cognizant Technology Solutions Corp., Class A	9,213	593,962
Coinbase Global Inc., Class A(a)	2,664	205,448
Colgate-Palmolive Co.	13,209	992,260
Comcast Corp., Class A	62,382	2,575,753

Security	Shares	Value

United States (continued)
Consolidated Edison Inc.	2,109	$185,149
Constellation Brands Inc., Class A	4,107	961,654
Cooper Companies Inc. (The)	666	207,626
Copart Inc.(a)	18,648	811,561
Corning Inc.	7,881	210,896
Corteva Inc.	26,751	1,287,793
CoStar Group Inc.(a)	6,327	464,465
Costco Wholesale Corp.	3,996	2,207,550
Crowdstrike Holdings Inc., Class A(a)	2,220	392,429
Crown Castle Inc.	6,993	650,209
CSX Corp.	34,632	1,033,765
CVS Health Corp.	17,649	1,217,958
Danaher Corp.	10,212	1,960,908
Darden Restaurants Inc.	1,443	210,000
Darling Ingredients Inc.(a)	3,108	137,653
Datadog Inc., Class A(a)	2,442	198,950
DaVita Inc.(a)	3,108	240,031
Deere & Co.	3,885	1,419,424
DENTSPLY SIRONA Inc.	4,662	141,771
Dexcom Inc.(a)	5,328	473,286
Digital Realty Trust Inc.	2,775	345,099
Discover Financial Services	3,108	255,105
DocuSign Inc., Class A(a)	222	8,631
Dollar General Corp.	3,885	462,470
Dollar Tree Inc.(a)	3,552	394,592
Domino’s Pizza Inc.	666	225,767
DoorDash Inc., Class A(a)	3,774	282,861
DR Horton Inc.	967	100,955
DuPont de Nemours Inc.	6,216	453,022
Eaton Corp. PLC	7,104	1,476,993
eBay Inc.	14,763	579,152
Ecolab Inc.	8,769	1,470,912
Edison International	17,871	1,126,945
Edwards Lifesciences Corp.(a)	9,435	601,198
Electronic Arts Inc.	3,774	467,183
Elevance Health Inc.	3,330	1,498,800
Eli Lilly & Co.	11,322	6,271,595
Emerson Electric Co.	10,212	908,562
Enphase Energy Inc.(a)	2,886	229,668
Entegris Inc.	1,887	166,131
EPAM Systems Inc.(a)	888	193,202
Equifax Inc.	2,664	451,734
Equinix Inc.	1,221	890,890
Equitable Holdings Inc.	28,305	752,064
Equity Residential	4,995	276,373
Essex Property Trust Inc.	888	189,961
Estee Lauder Companies Inc. (The), Class A	4,662	600,792
Etsy Inc.(a)	2,442	152,137
Everest Re Group Ltd.	333	131,741
Eversource Energy	16,761	901,574
Exelon Corp.	24,864	968,204
Expeditors International of Washington Inc.	3,774	412,310
Extra Space Storage Inc.	2,220	229,970
F5 Inc.(a)	1,776	269,224
Fair Isaac Corp.(a)	333	281,675
Fastenal Co.	10,434	608,720
FedEx Corp.	1,998	479,720
Fidelity National Financial Inc.	8,682	339,379
Fidelity National Information Services Inc.	9,768	479,706
Fifth Third Bancorp.	8,436	200,018
First Citizens BancShares Inc./NC, Class A	111	153,262
First Solar Inc.(a)	2,331	332,051

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fiserv Inc.(a)	9,324	$1,060,605
FleetCor Technologies Inc.(a)	1,110	249,939
FMC Corp.	6,771	360,217
Ford Motor Co.	8,325	81,169
Fortinet Inc.(a)	8,214	469,594
Fortive Corp.	15,096	985,467
Fortune Brands Home & Security Inc., NVS	2,109	117,682
Fox Corp., Class A, NVS	6,105	185,531
Franklin Resources Inc.	8,658	197,316
Freeport-McMoRan Inc.	58,830	1,987,277
Garmin Ltd.	2,997	307,282
Gartner Inc.(a)	1,443	479,134
Gen Digital Inc.	29,193	486,355
General Mills Inc.	9,990	651,748
Gilead Sciences Inc.	20,313	1,595,383
Global Payments Inc.	4,329	459,826
GoDaddy Inc., Class A(a)	2,220	162,571
Goldman Sachs Group Inc. (The)	4,884	1,482,831
Graco Inc.	7,962	591,975
Halliburton Co.	165,143	6,496,726
Hartford Financial Services Group Inc. (The)	4,440	326,118
HCA Healthcare Inc.	3,663	828,351
HEICO Corp.	4,662	738,507
HEICO Corp., Class A	777	98,780
Hershey Co. (The)	2,886	540,692
Hess Corp.	2,775	400,710
Hewlett Packard Enterprise Co.	29,637	455,817
Hilton Worldwide Holdings Inc.	2,997	454,135
Hologic Inc.(a)	3,441	227,691
Home Depot Inc. (The)	14,097	4,013,275
Honeywell International Inc.	9,324	1,708,716
Host Hotels & Resorts Inc.	20,646	319,600
Hubbell Inc., Class B	2,109	569,641
Humana Inc.	1,776	930,073
Huntington Bancshares Inc./OH	14,541	140,321
IDEX Corp.	2,775	531,163
IDEXX Laboratories Inc.(a)	1,221	487,753
Illinois Tool Works Inc.	5,883	1,318,498
Illumina Inc.(a)	2,220	242,912
Incyte Corp.(a)	2,331	125,711
Ingersoll Rand Inc.	16,225	984,533
Insulet Corp.(a)	777	103,007
Intel Corp.	61,827	2,256,686
Intercontinental Exchange Inc.	7,215	775,180
International Business Machines Corp.	15,651	2,263,761
International Flavors & Fragrances Inc.	6,660	455,211
Interpublic Group of Companies Inc. (The)	7,992	226,973
Intuit Inc.	3,774	1,867,941
Intuitive Surgical Inc.(a)	5,217	1,368,002
Invitation Homes Inc.	8,463	251,266
IQVIA Holdings Inc.(a)	2,997	541,948
Iron Mountain Inc.	5,328	314,725
Jack Henry & Associates Inc.	888	125,199
Jacobs Solutions Inc., NVS	2,109	281,130
Jazz Pharmaceuticals PLC(a)	1,332	169,191
Johnson & Johnson	35,319	5,239,220
JPMorgan Chase & Co.	39,429	5,482,997
Juniper Networks Inc.	3,774	101,596
Keurig Dr Pepper Inc.	14,430	437,662
KeyCorp	20,868	213,271
Keysight Technologies Inc.(a)	2,886	352,236
Kimberly-Clark Corp.	2,886	345,281

Security	Shares	Value

United States (continued)
Kimco Realty Corp.	7,437	$133,420
Kinder Morgan Inc.	86,645	1,403,649
KKR & Co. Inc.	7,437	412,010
KLA Corp.	2,775	1,303,418
L3Harris Technologies Inc.	13,431	2,409,656
Laboratory Corp. of America Holdings	1,332	266,040
Lam Research Corp.	1,776	1,044,679
Las Vegas Sands Corp.	9,324	442,517
Leidos Holdings Inc.	2,331	231,049
Liberty Broadband Corp., Class C (a)	2,109	175,701
Liberty Global PLC, Class C, NVS(a)	14,319	242,850
Liberty Media Corp.-Liberty Formula One, NVS(a)	4,329	280,043
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	12,321	302,481
Linde PLC	6,216	2,375,507
Live Nation Entertainment Inc.(a)	2,664	213,173
Loews Corp.	12,543	802,877
Lowe’s Companies Inc.	9,213	1,755,721
LPL Financial Holdings Inc.	1,110	249,217
Lucid Group Inc.(a)(c)	39,516	162,806
Lululemon Athletica Inc.(a)	1,887	742,497
M&T Bank Corp.	3,219	362,942
MarketAxess Holdings Inc.	555	118,631
Marriott International Inc., Class A	2,220	418,603
Marsh & McLennan Companies Inc.	8,240	1,562,716
Marvell Technology Inc.	12,543	592,280
Masco Corp.	8,547	445,213
Mastercard Inc., Class A	11,877	4,469,909
Match Group Inc.(a)	3,330	115,218
McCormick & Co. Inc./MD, NVS	4,662	297,902
McDonald’s Corp.	11,877	3,113,793
Medtronic PLC	19,536	1,378,460
MercadoLibre Inc.(a)	777	964,055
Merck & Co. Inc.	36,297	3,727,702
Meta Platforms Inc, Class A(a)	31,302	9,430,354
MetLife Inc.	10,323	619,483
Mettler-Toledo International Inc.(a)	333	328,072
MGM Resorts International.	6,882	240,319
Microchip Technology Inc.	9,435	672,621
Micron Technology Inc.	15,540	1,039,160
Microsoft Corp.	97,347	32,913,994
Mid-America Apartment Communities Inc.	1,554	183,605
Moderna Inc.(a)	4,662	354,126
Mondelez International Inc., Class A	22,089	1,462,513
MongoDB Inc., Class A(a)	222	76,499
Monolithic Power Systems Inc.	777	343,232
Monster Beverage Corp.(a)	13,764	703,340
Moody’s Corp.	1,998	615,384
Morgan Stanley	18,204	1,289,207
Motorola Solutions Inc.	3,996	1,112,726
NetApp Inc.	4,329	315,065
Netflix Inc.(a)	6,771	2,787,553
Neurocrine Biosciences Inc.(a)	888	98,515
Newmont Corp., NVS(a)	6,083	233,099
NextEra Energy Inc.	27,306	1,591,940
Nike Inc., Class B	17,538	1,802,380
Nordson Corp.	666	141,585
Norfolk Southern Corp.	3,441	656,508
Northern Trust Corp.	2,109	139,004
Nucor Corp.	2,553	377,308
Nvidia Corp.	34,965	14,258,727
NXP Semiconductors NV	3,996	689,030
O’Reilly Automotive Inc.(a)	999	929,510

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Old Dominion Freight Line Inc.	1,665	$627,139
Omnicom Group Inc.	3,108	232,820
ON Semiconductor Corp.(a)	6,216	389,370
Oracle Corp.	26,034	2,691,916
Otis Worldwide Corp.	6,771	522,789
Palantir Technologies Inc., Class A(a)	24,642	364,702
Palo Alto Networks Inc.(a)	4,107	998,083
Parker-Hannifin Corp.	1,443	532,337
Paychex Inc.	10,101	1,121,716
Paycom Software Inc.	111	27,192
PayPal Holdings Inc.(a)	15,096	781,973
Pentair PLC	4,662	270,955
PepsiCo Inc.	20,091	3,280,458
Pfizer Inc.	82,140	2,510,198
PG&E Corp.(a)	20,757	338,339
Philip Morris International Inc.	29,970	2,672,125
Pinterest Inc., Class A(a)	7,659	228,851
PNC Financial Services Group Inc. (The)	6,438	736,958
Pool Corp.	555	175,252
PPG Industries Inc.	5,772	708,628
Principal Financial Group Inc.	5,772	390,649
Procter & Gamble Co. (The)	34,521	5,179,186
Progressive Corp. (The)	7,770	1,228,359
Prologis Inc.	13,908	1,401,231
Prudential Financial Inc.	6,993	639,440
PTC Inc.(a)	1,110	155,866
Public Storage	2,553	609,427
Qorvo Inc.(a)	888	77,629
Qualcomm Inc.	17,538	1,911,467
Quanta Services Inc.	2,109	352,456
Quest Diagnostics Inc.	1,887	245,499
Realty Income Corp.	3,690	174,832
Regency Centers Corp.	2,442	147,155
Regeneron Pharmaceuticals Inc.(a)	1,554	1,211,949
Regions Financial Corp.	20,424	296,761
Reliance Steel & Aluminum Co.	5,106	1,298,864
Repligen Corp.(a)	444	59,745
ResMed Inc.	1,998	282,158
Revvity Inc.	1,776	147,142
Rivian Automotive Inc., Class A(a)(c)	18,870	306,071
Robert Half International Inc.	2,442	182,588
ROBLOX Corp., Class A(a)	5,439	173,015
Rockwell Automation Inc.	1,221	320,891
Roku Inc.(a)	1,887	112,409
Rollins Inc.	5,994	225,434
Roper Technologies Inc.	2,494	1,218,494
Ross Stores Inc.	4,329	502,034
Royalty Pharma PLC, Class A	8,214	220,710
S&P Global Inc.	5,114	1,786,371
Salesforce Inc.(a)	12,654	2,541,303
SBA Communications Corp., Class A	1,998	416,843
Schlumberger NV	40,404	2,248,887
Seagate Technology Holdings PLC	1,665	113,636
Seagen Inc.(a)	1,110	236,219
Sensata Technologies Holding PLC	11,988	382,177
ServiceNow Inc.(a)	2,442	1,420,878
Sherwin-Williams Co. (The)	4,440	1,057,652
Simon Property Group Inc.	7,215	792,856
Skyworks Solutions Inc.	2,442	211,819
Snap Inc., Class A, NVS(a)	15,762	157,778
Snap-on Inc.	1,110	286,313
Snowflake Inc., Class A(a)	2,886	418,845

Security	Shares	Value

United States (continued)
SolarEdge Technologies Inc.(a)(c)	777	$59,013
Splunk Inc.(a)	333	49,004
SS&C Technologies Holdings Inc.	13,098	658,175
Starbucks Corp.	18,426	1,699,614
State Street Corp.	4,662	301,305
Steel Dynamics Inc.	4,218	449,259
STERIS PLC	999	209,770
Stryker Corp.	4,772	1,289,490
Sun Communities Inc.	412	45,831
Synchrony Financial	9,768	273,992
Synopsys Inc.(a)	1,887	885,833
T-Mobile U.S. Inc.(a)	8,991	1,293,445
T Rowe Price Group Inc.	3,108	281,274
Take-Two Interactive Software Inc.(a)	2,220	296,925
Targa Resources Corp.	57,165	4,779,566
Target Corp.	6,327	700,968
TE Connectivity Ltd.	5,663	667,385
Teledyne Technologies Inc.(a)	333	124,738
Teleflex Inc.	555	102,536
Teradyne Inc.	2,664	221,831
Tesla Inc.(a)	41,514	8,337,672
Texas Instruments Inc.	13,209	1,875,810
Texas Pacific Land Corp.	1,221	2,253,905
Thermo Fisher Scientific Inc.	5,550	2,468,474
TJX Companies Inc. (The)	16,872	1,485,917
Tractor Supply Co.	555	106,871
Trade Desk Inc. (The), Class A(a)	6,216	441,087
Tradeweb Markets Inc., Class A	2,109	189,831
Trane Technologies PLC	687	130,743
TransDigm Group Inc.(a)	1,332	1,103,016
TransUnion	5,733	251,564
Travelers Companies Inc. (The)	3,337	558,747
Trimble Inc.(a)	5,248	247,338
Truist Financial Corp.	22,311	632,740
U.S. Bancorp.	19,203	612,192
Uber Technologies Inc.(a)	23,865	1,032,877
UDR Inc.	3,365	107,041
Ulta Beauty Inc.(a)	777	296,278
Union Pacific Corp.	8,880	1,843,577
United Parcel Service Inc., Class B	9,768	1,379,730
United Rentals Inc.	4,107	1,668,551
UnitedHealth Group Inc.	12,321	6,598,635
Vail Resorts Inc.	888	188,478
Veeva Systems Inc., Class A(a)	3,552	684,506
Ventas Inc.	1,332	56,557
Veralto Corp.(a)	3,404	234,876
VeriSign Inc.(a)	1,221	243,785
Verisk Analytics Inc., Class A	3,108	706,635
Verizon Communications Inc.	66,156	2,324,060
Vertex Pharmaceuticals Inc.(a)	3,663	1,326,409
VF Corp.	6,105	89,927
Viatris Inc.	67,044	596,692
VICI Properties Inc., Class A	14,541	405,694
Visa Inc., Class A	22,644	5,323,604
VMware Inc., Class A(a)	4,107	598,185
Vulcan Materials Co.	3,996	785,174
Walmart Inc.	19,869	3,246,793
Walgreens Boots Alliance Inc.	14,097	297,165
Walt Disney Co. (The)(a)	24,531	2,001,484
Warner Bros. Discovery Inc.(a)	28,860	286,868
Waters Corp.(a)	888	211,815
Webster Financial Corp.	2,997	113,796

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Wells Fargo & Co.	53,058	$2,110,117
Welltower Inc.	3,441	287,702
West Pharmaceutical Services Inc.	999	317,972
Westinghouse Air Brake Technologies Corp.	2,109	223,596
Williams Companies Inc. (The)	67,279	2,314,398
Willis Towers Watson PLC	1,796	423,658
Wolfspeed Inc.(a)	2,109	71,369
Workday Inc., Class A(a)	1,665	352,497
WW Grainger Inc.	777	567,078
Wynn Resorts Ltd.	1,998	175,384
Xylem Inc./NY	5,772	539,913
Yum! Brands Inc.	4,662	563,449
Zillow Group Inc., Class C (a)	3,552	128,760
Zimmer Biomet Holdings Inc.	2,997	312,917
Zoetis Inc.	6,771	1,063,047
Zoom Video Communications Inc., Class A(a)	1,998	119,840
ZoomInfo Technologies Inc., Class A(a)	3,774	48,911
		502,916,333

Total Common Stocks — 99.4%
(Cost: $814,550,417)		806,818,877

Preferred Stocks

Brazil — 0.0%
Banco Bradesco SA, Preference Shares, NVS	55,592	154,258
Itau Unibanco Holding SA, Preference Shares, NVS	38,295	203,714
		357,972
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,996	193,519

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	51,282	328,922

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,319	282,213
Sartorius AG, Preference Shares, NVS	333	83,463
		365,676

Total Preferred Stocks — 0.1%
(Cost: $1,278,528)		1,246,089

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)(a)	103	143

Total Rights — 0.0%
(Cost: $—)		143

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	555	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.5%
(Cost: $815,828,945)		808,065,109

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	1,194,311	1,194,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	1,230,000	1,230,000

Total Short-Term Securities — 0.3%
(Cost: $2,423,662)		2,424,788

Total Investments — 99.8%
(Cost: $818,252,607)		810,489,897

Other Assets Less Liabilities — 0.2%		1,356,082

Net Assets — 100.0%		$811,845,979

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,598,918	$—		$(6,400,722	)(a)	$(2,026)	$(1,382)	$1,194,788	1,194,311	$14,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	60,000	(a)	—		—	—	1,230,000	1,230,000	15,685		—
BlackRock Inc.	1,248,656	—		—		—	(213,903)	1,034,753	1,690	8,450		—
						$(2,026)	$(215,285)	$3,459,541		$39,114		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	8	12/15/23	$790	$(29,071)
MSCI Emerging Markets Index	11	12/15/23	506	(25,631)
S&P 500 E-Mini Index	9	12/15/23	1,895	(93,332)
				$(148,034)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$549,096,575	$257,722,163	$139	$806,818,877
Preferred Stocks	686,894	559,195	—	1,246,089
Rights	143	—	—	143
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,424,788	—	—	2,424,788
	$552,208,400	$258,281,358	$139	$810,489,897

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(148,034)	$—	$—	$(148,034)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust